Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
7.  INCOME TAXES

The components of income tax expense (benefit) are as follows:

	Year Ended December 31,
thousands	2013	2012	2011
Current income tax expense (benefit)
Federal income tax expense (benefit)	$(30,222)	$48,223	$64,959
State income tax expense	636	2,924	4,560
Total current income tax expense (benefit)	(29,586)	51,147	69,519
Deferred income tax expense (benefit)
Federal income tax expense (benefit)	32,930	(9,144)	(13,464)
State income tax expense (benefit)	(1,039)	6,881	2,741
Total deferred income tax expense (benefit)	31,891	(2,263)	(10,723)
Total income tax expense	$2,305	$48,884	$58,796

Total income taxes differed from the amounts computed by applying the statutory income tax rate to income before income taxes. The sources of these differences are as follows:

	Year Ended December 31,
thousands except percentages	2013	2012	2011
Income before income taxes	$284,183	$169,441	$239,011
Statutory tax rate	—%	—%	—%
Tax computed at statutory rate	$—	$—	$—
Adjustments resulting from:
Non-deductible goodwill	—	—	1,484
Federal taxes on income attributable to Anadarko’s investment in WES	3,043	41,557	23,872
State taxes on income attributable to Anadarko’s investment in WES (net of federal benefit)	621	6,069	1,290
Federal taxes on income attributable to WES assets pre-acquisition	—	—	29,502
State taxes on income attributable to WES assets pre-acquisition (net of federal benefit)	—	—	1,984
Texas margin tax expense (benefit)	(1,359)	1,258	664
Income tax expense	$2,305	$48,884	$58,796
Effective tax rate	1%	29%	25%

The tax effects of temporary differences that give rise to significant portions of deferred tax assets (liabilities) are as follows:

	December 31,
thousands	2013	2012
Credit carryforwards	$14	$14
Net current deferred income tax assets	14	14
Depreciable property	(38,528)	(47,554)
Credit carryforwards	527	541
Other	3	(136)
Net long-term deferred income tax liabilities	(37,998)	(47,149)
Total net deferred income tax liabilities	$(37,984)	$(47,135)

Credit carryforwards, which are available for use on future income tax returns, consist of $0.5 million of state income tax credits that expire in 2026.